Long-term investments - Investments in Significant Partnerships and Joint Ventures (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Equity Method Investment, Summarized Financial Information [Abstract]
Total assets	$ 17,968,713		$ 17,968,713		$ 17,627,613
AQN's investment carrying amount for the entities	388,516		388,516		381,802
Income Statement [Abstract]
Revenue	627,871	$ 619,385	1,406,498	$ 1,352,622
Net income (loss)	(262,321)	(62,322)	(12,711)	(9,724)
Other comprehensive loss	35,728	$ (61,412)	68,538	(112,446)	(90,036)
Investments in Significant Partnerships and Joint Ventures
Equity Method Investment, Summarized Financial Information [Abstract]
Total assets	2,749,895		2,749,895		2,740,132
Total liabilities	1,522,656		1,522,656		1,507,079
Income Statement [Abstract]
Revenue			49,467	20,455
Net income (loss)			1,836	(30,246)
Other comprehensive loss			(2,807)	(125,811)
Investments in Significant Partnerships and Joint Ventures | APUC
Income Statement [Abstract]
Net income (loss)			(153)	(7,449)
Other comprehensive loss			(2,076)	$ (67,352)
Investments in Significant Partnerships and Joint Ventures
Equity Method Investment, Summarized Financial Information [Abstract]
Net assets	1,227,239		1,227,239		1,233,053
Investments in Significant Partnerships and Joint Ventures | APUC
Equity Method Investment, Summarized Financial Information [Abstract]
AQN's ownership interest in the entities	331,600		331,600		332,663
Difference between investment carrying amount and underlying equity in net assets	56,916		56,916		49,139
AQN's investment carrying amount for the entities	$ 388,516		$ 388,516		$ 381,802